Intangible assets - Key assumptions used in the discounted cash flow calculations of CGUs (Details)	Dec. 31, 2023
Other Than Life insurance [Member] | CPI growth [Member] | 2023 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	3.00%
Other Than Life insurance [Member] | CPI growth [Member] | 2024 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.40%
Other Than Life insurance [Member] | CPI growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.80%
Other Than Life insurance [Member] | CPI growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.50%
Other Than Life insurance [Member] | CPI growth [Member] | 2027 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.40%
Other Than Life insurance [Member] | CPI growth [Member] | 2028 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.40%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2023 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.90%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2024 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.40%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.60%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.50%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2027 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.80%
Other Than Life insurance [Member] | Private Consumption Growth [Member] | 2028 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.80%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2023 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	1.30%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2024 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.50%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2025 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.70%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2026 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.70%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2027 [member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.90%
Other Than Life insurance [Member] | Real GDP Growth [Member] | 2028 [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.90%
Life Insurance Component [Member] | Consumer price index growth rate (Bank of Korea) [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	2.00%
Life Insurance Component [Member] | Risk-based confidence level (%) [Member]
Disclosure of information for cash-generating units [line items]
Key Assumptions Used In The Discounted Cash Flow Projections Of Cash Generating Units, Rate	99.50%